Note 7 - Long-term Debt (Tables)	12 Months Ended
Mar. 31, 2022
Notes Tables
Schedule of Long-Term Debt Instruments [Table Text Block]
	As of
	March 31,	March 31,
	2022	2021
Revolving credit facility	$20,508	$1,000
Term loan	92,900	96,869
Economic development note	-	500
Other	216	216
Total long-term debt	113,624	98,585
Less current portion	4,000	4,500
Long-term debt, less current portion	$109,624	$94,085

Schedule of Line of Credit Facilities [Table Text Block]
	As of:
	March 31,	March 31,
	2022	2021
Outstanding borrowings	$20,508	$1,000
Interest rate	1.71%	1.38%
	Fiscal Year
	2022	2021
Maximum amount of borrowings	$58,323	$107,967
Average outstanding borrowings	$22,357	$33,453
Weighted average interest rate	1.37%	1.95%

Schedule of Maturities of Long-Term Debt [Table Text Block]
2023	$4,000
2024	4,000
2025	4,000
2026	101,408
2027	-
Thereafter	216
Total	$113,624